S000101030 [Member] Expense Example - AB Municipal Income Shares N - AB Municipal Income Shares N	Apr. 30, 2026 USD ($) [1]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90

[1]	The Examples do not include any fees paid at the wrap fee program or fee‑based account level.